Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2016
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
JOHNSON CONTROLS INTERNATIONAL PLC AND SUBSIDIARIES
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
(In millions)

Year Ended September 30,	2016	2015	2014

Accounts Receivable - Allowance for Doubtful Accounts
Balance at beginning of period	$70	$64	$56
Provision charged to costs and expenses	45	27	40
Reserve adjustments	(8)	(5)	(8)
Accounts charged off	(25)	(16)	(19)
Acquisition of businesses	91	1	1
Currency translation	—	(1)	(1)
Transfers to held for sale	—	—	(5)
Balance at end of period	$173	$70	$64

Deferred Tax Assets - Valuation Allowance
Balance at beginning of period	$1,151	$1,111	$1,046
Allowance provision for new operating and other loss carryforwards	121	23	121
Allowance provision benefits	(331)	17	(56)
Acquisition of businesses	2,459	—	—
Balance at end of period	$3,400	$1,151	$1,111